Foreclosed Real Estate - Summary of Carrying Amount of Foreclosed Residential Real Estate Properties Held (Details) $ in Thousands	Jun. 30, 2020 USD ($) Property	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) Property
Real Estate Properties [Line Items]
Foreclosed real estate	$ 26	$ 88	$ 1,173
Foreclosed Residential Real Estate [Member]
Real Estate Properties [Line Items]
Number of properties | Property	1		2
Foreclosed real estate	$ 26		$ 73